Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Leasehold improvements	Warehouse equipment	Furniture and fixtures	Office equipment	Electronic equipment	Total
COST
At March 31, 2025	$67,424	$114,227	$13,130	$4,586	$53,719	$253,086
Additions	6,151	29,319	-	-	-	35,470
Written-off	(8,957)	(38,056)	-	(982)	-	(47,995)
Translation adjustment	$(504)	$(835)	$(101)	$(30)	$(412)	$(1,882)
At March 31, 2026	$64,114	$104,655	$13,029	$3,574	$53,307	$238,679

DEPRECIATION
At March 31, 2025	$(44,668)	$(46,211)	$(10,223)	$(3,382)	$(37,357)	$(141,841)
Additions	(22,473)	(25,094)	(1,925)	(488)	(10,517)	(60,497)
Written-off	4,808	15,794	-	458	-	21,060
Translation adjustment	$424	$397	$88	$26	$335	$1,270
At March 31, 2026	$(61,909)	$(55,114)	$(12,060)	$(3,386)	$(47,539)	$(180,008)

CARRYING AMOUNT
At March 31, 2025	$22,756	$68,016	$2,907	$1,204	$16,362	$111,245
At March 31, 2026	$2,205	$49,541	$969	$188	$5,768	$58,671

Schedule of Property, Plant and Equipment Over their Estimated Useful Lives

Depreciation is provided on straight-line basis for all property, plant and equipment over their estimated useful lives of the assets as follows:

	Useful life	Residual Value
Leasehold improvements-warehouse and offices	Shorter of estimated useful life of 5 years or expected lease term	Nil
Warehouse equipment	5 years	Nil
Furniture and fixtures	5 years	Nil
Office equipment	5 years	Nil
Motor vehicles	5 years	Nil
Electronic equipment	5 years	Nil